Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 13 – Income Taxes

The Company recorded an income tax benefit of approximately $1,560 thousand for the period ended March 31, 2023 (Successor). The Company recorded an income tax expense of approximately $0 thousand and $100 thousand for the period ended March 14, 2023 (Predecessor), and three months ended March 31, 2022 (Predecessor), respectively.

The effective tax rate for period ended March 31, 2023 (Successor) was approximately (164.0%). The income tax benefit, and negative effective tax rate, for the period ended March 31, 2023 (Successor) is a result of the release of valuation allowance attributable to acquired intangible assets from the Business Combination. The Company acquired approximately $4,337 thousand of deferred tax liability associated with the Business Combination. As a result of the Company released its valuation allowance as deferred tax assets will become realizable.

NOTE 10 — INCOME TAX

The Company’s net deferred tax assets are as follows as of December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Deferred tax asset
Organizational costs/startup expenses	$924,537	$322,963
Net operating loss carryforward	-	28,689
Total deferred tax asset	924,537	351,652
Valuation allowance	(924,537)	(351,652)
Deferred tax asset, net of allowance	$-	$-

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Federal
Current	$49,175	$-
Deferred	(572,885)	(300,205)

State and Local
Current	-	-
Deferred	-	-
Change in valuation allowance	572,885	300,205
Income tax provision	$49,175	$-

As of December 31, 2022 and 2021, the Company had U.S. federal net operating loss carryover of approximately $0 and $137,000 available to offset future taxable income indefinitely, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and 2021, the change in the valuation allowance was $572,885 and $300,205, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs allocated to derivative warrant liabilities	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(23.9)%	(24.3)%
Valuation allowance	3.2%	3.3%
Income tax provision	0.3%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.